Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,836	$ 5,647	$ 4,872
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	1,340	1,882	2,343
Depreciation and amortization of premises and equipment	297	287	266
Amortization of intangibles	223	274	299
Provision for deferred income taxes	(69)	49	748
(Gain) loss on sale of loans held for sale	(1,044)	(2,889)	(860)
(Gain) loss on sale of securities and other assets	(74)	(242)	(25)
Loans originated for sale in the secondary market, net of repayments	(56,698)	(81,219)	(46,366)
Proceeds from sales of loans held for sale	61,681	82,302	48,094
Other, net	(46)	1,867	449
Net cash provided by operating activities	11,446	7,958	9,820
Investing Activities
Proceeds from sales of available-for-sale investment securities	947	2,060	1,018
Proceeds from maturities of held-to-maturity investment securities	8,587	6,336	1,404
Proceeds from maturities of available-for-sale investment securities	10,147	15,374	12,713
Purchases of held-to-maturity investment securities	(13,218)	(10,247)	(18,500)
Purchases of available-for-sale investment securities	(13,146)	(16,605)	(13,229)
Net increase in loans outstanding	(12,331)	(15,158)	(13,418)
Proceeds from sales of loans	819	1,895	820
Purchases of loans	(2,468)	(2,741)	(3,078)
Acquisitions, net of cash acquired	(58)	94	636
Other, net	(303)	(1,261)	(1,070)
Net cash provided by (used in) investing activities	(21,024)	(20,253)	(32,704)
Financing Activities
Net increase in deposits	12,940	18,050	24,846
Net increase (decrease) in short-term borrowings	1,306	(4,167)	(2,205)
Proceeds from issuance of long-term debt	2,041	4,966	3,611
Principal payments or redemption of long-term debt	(2,883)	(11,415)	(3,300)
Proceeds from issuance of preferred stock	487	2,163	676
Proceeds from issuance of common stock	524	395	180
Redemption of preferred stock	(500)
Repurchase of common stock	(2,282)	(1,856)	(514)
Cash dividends paid on preferred stock	(254)	(204)	(118)
Cash dividends paid on common stock	(1,576)	(1,347)	(817)
Net cash provided by (used in) financing activities	9,803	6,585	22,359
Change in cash and due from banks	225	(5,710)	(525)
Cash and due from banks at beginning of period	8,252	13,962	14,487
Cash and due from banks at end of period	8,477	8,252	13,962
Supplemental Cash Flow Disclosures
Cash paid for income taxes	812	1,469	495
Cash paid for interest	1,759	2,218	2,563
Net noncash transfers to foreclosed property	323	564	702
Noncash transfer of investment securities available-for-sale to held-to-maturity		11,705
Acquisitions
Assets (sold) acquired	126	194	1,761
Liabilities sold (assumed)	(24)	(260)	(2,100)
Net	$ 102	$ (66)	$ (339)